Vanguard Emerging Markets Stock Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund ETF) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - ETF Shares
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in MSCI Emerging Markets ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MSCI Emerging Markets ETF. This example assumes that MSCI Emerging Markets ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund ETF) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - ETF Shares	20	64	113	255

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

MSCI Emerging Markets ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an MSCI Emerging Markets ETF Share typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy MSCI Emerging Markets ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although MSCI Emerging Markets ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of MSCI Emerging Markets ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of MSCI Emerging Markets ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.17% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund ETF) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Since Inception
Vanguard Emerging Markets Stock Index Fund - ETF Shares	(18.68%)	2.30%	8.68%
Vanguard Emerging Markets Stock Index Fund - ETF Shares Return After Taxes on Distributions	(18.94%)	1.92%	8.30%
Vanguard Emerging Markets Stock Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(11.74%)	1.92%	7.57%
Vanguard Emerging Markets Stock Index Fund - ETF Shares Based on Market Value	(18.71%)	2.22%	8.72%
Vanguard Emerging Markets Stock Index Fund - ETF Shares MSCI Emerging Markets Index	(18.42%)	2.40%	9.34%
Vanguard Emerging Markets Stock Index Fund - ETF Shares Spliced Emerging Markets Index	(18.42%)	2.40%	8.90%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.25%	0.25%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	0.25%	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Management Expenses	0.03%	0.02%
12b-1 Distribution Fee	none	none
Other Expenses	0.10%	0.08%
Total Annual Fund Operating Expenses	0.13%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first examples assume that the Shares provide a return of 5% a year , that operating expenses remain as stated in the preceding table, and that you redeem you shares at the end of the fiven period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	64	96	130	231
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares	61	86	113	193

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding examples):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	38	67	98	191
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares	35	57	81	153

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not been in operation long enough to report a full calendar-year return. Performance based on the net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ.MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on out website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.18% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.79% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	(19.03%)	2.26%	13.50%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares Return After Taxes on Distributions	(19.30%)	1.87%	13.11%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(11.96%)	1.89%	12.10%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares MSCI Emerging Markets Index	(18.42%)	2.40%	13.86%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares Spliced Emerging Markets Index	(18.42%)	2.40%	13.76%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.33%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Investor Shares	85	159	241	482

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Investor Shares	59	131	210	442

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund.. The MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Emerging Markets Stock Index Fund - Investor Shares	(19.18%)	2.08%	13.30%
Vanguard Emerging Markets Stock Index Fund - Investor Shares MSCI Emerging Markets Index	(18.42%)	2.40%	13.86%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Spliced Emerging Markets Index	(18.42%)	2.40%	13.76%

Vanguard Emerging Markets Stock Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Signal Shares	72	118	169	319

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	45	89	137	280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Signal Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.20% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	One Year	Since Inception
Vanguard Emerging Markets Stock Index Fund - Signal Shares	(19.06%)	2.46%
Vanguard Emerging Markets Stock Index Fund - Signal Shares MSCI Emerging Markets Index	(18.42%)	2.77%

Vanguard Emerging Markets Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.25%	0.25%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	0.25%	0.25%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Management Expenses	0.23%	0.12%
12b-1 Distribution Fee	none	none
Other Expenses	0.10%	0.08%
Total Annual Fund Operating Expenses	0.33%	0.20%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first examples assume that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Investor Shares	85	159	241	482
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	72	118	169	319

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Investor Shares	59	131	210	442
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	45	89	137	280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to thsoe of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on out website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund	One Year	Five Years	Ten Years	Since Inception
Vanguard Emerging Markets Stock Index Fund - Investor Shares	(19.18%)	2.08%	13.30%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Return After Taxes on Distributions	(19.42%)	1.72%	12.95%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(12.10%)	1.73%	11.93%
Vanguard Emerging Markets Stock Index Fund - Investor Shares MSCI Emerging Markets Index	(18.42%)	2.40%	13.86%
Vanguard Emerging Markets Stock Index Fund - Investor Shares Spliced Emerging Markets Index	(18.42%)	2.40%	13.76%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	(19.07%)	2.20%		6.95%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares MSCI Emerging Markets Index	(18.42%)	2.40%		7.41%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares Spliced Emerging Markets Index	(18.42%)	2.40%		7.21%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Signal
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Emerging Markets Stock Index Fund - Signal Shares	72	118	169	319

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.50% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	45	89	137	280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment charateristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on out website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Signal Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.20% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	One Year	Since Inception
Vanguard Emerging Markets Stock Index Fund - Signal Shares	(19.06%)	2.46%
Vanguard Emerging Markets Stock Index Fund - Signal Shares Return After Taxes on Distributions	(19.32%)	2.07%
Vanguard Emerging Markets Stock Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	(11.99%)	2.06%
Vanguard Emerging Markets Stock Index Fund - Signal Shares MSCI Emerging Markets Index	(18.42%)	2.77%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund ETF) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in MSCI Europe ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MSCI Europe ETF. This example assumes that MSCI Europe ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund ETF) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

MSCI Europe ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an MSCI Europe ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy MSCI Europe ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although MSCI Europe ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of MSCI Europe ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of MSCI Europe ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.37% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.35% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund ETF) Vanguard European Stock Index Fund	One Year	Five Years	Since Inception
Vanguard European Stock Index Fund - ETF Shares	(11.49%)	(5.00%)	1.18%
Vanguard European Stock Index Fund - ETF Shares Return After Taxes on Distributions	(12.11%)	(5.65%)	0.56%
Vanguard European Stock Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(6.71%)	(4.16%)	1.04%
Vanguard European Stock Index Fund - ETF Shares Based on Market Value	(11.46%)	(5.09%)	1.22%
Vanguard European Stock Index Fund - ETF Shares MSCI Europe Index	(11.06%)	(5.20%)	1.05%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Institutional Shares	Vanguard European Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Institutional Shares	Vanguard European Stock Index Fund - Institutional Plus Shares
Management Expenses	0.05%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.05%	0.04%
Total Annual Fund Operating Expenses	0.10%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Institutional Shares	10	32	56	128
Vanguard European Stock Index Fund - Institutional Plus Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.44% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.35% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Institutional) Vanguard European Stock Index Fund	One Year	Five Years	Ten Years
Vanguard European Stock Index Fund - Institutional Shares	(11.47%)	(4.97%)	4.59%
Vanguard European Stock Index Fund - Institutional Shares Return After Taxes on Distributions	(12.09%)	(5.62%)	3.97%
Vanguard European Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(6.69%)	(4.13%)	3.93%
Vanguard European Stock Index Fund - Institutional Shares MSCI Europe Index	(11.06%)	(5.20%)	4.35%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Investor Shares
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.33% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.36% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Participant) Vanguard European Stock Index Fund	One Year	Five Years	Ten Years
Vanguard European Stock Index Fund - Investor Shares	(11.60%)	(5.10%)	4.43%
Vanguard European Stock Index Fund - Investor Shares MSCI Europe Index	(11.06%)	(5.20%)	4.35%

Vanguard European Stock Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Signal Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Signal Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.38% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.34% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Participant:) Vanguard European Stock Index Fund	One Year	Five Years	Since Inception
Vanguard European Stock Index Fund - Signal Shares	(11.46%)	(5.00%)	(2.95%)
Vanguard European Stock Index Fund - Signal Shares MSCI Europe Index	(11.06%)	(5.20%)	(3.07%)

Vanguard European Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund (USD $)	Vanguard European Stock Index Fund - Investor Shares	Vanguard European Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Investor Shares	Vanguard European Stock Index Fund - Admiral Shares
Management Expenses	0.18%	0.11%
12b-1 Distribution Fee	none	none
Other Expenses	0.08%	0.03%
Total Annual Fund Operating Expenses	0.26%	0.14%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Investor Shares	27	84	146	331
Vanguard European Stock Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding compaines. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.33% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.36% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Retail) Vanguard European Stock Index Fund	One Year	Five Years	Ten Years
Vanguard European Stock Index Fund - Investor Shares	(11.60%)	(5.10%)	4.43%
Vanguard European Stock Index Fund - Investor Shares Return After Taxes on Distributions	(12.19%)	(5.72%)	3.85%
Vanguard European Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(6.81%)	(4.24%)	3.80%
Vanguard European Stock Index Fund - Investor Shares MSCI Europe Index	(11.06%)	(5.20%)	4.35%
Vanguard European Stock Index Fund - Admiral Shares	(11.49%)	(5.00%)	4.54%
Vanguard European Stock Index Fund - Admiral Shares MSCI Europe Index	(11.06%)	(5.20%)	4.35%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Signal
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund	Vanguard European Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard European Stock Index Fund - Signal Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Sharess compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard European Stock Index Fund Signal Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.38% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.34% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard European Stock Index Fund Signal) Vanguard European Stock Index Fund	One Year	Five Years	Since Inception
Vanguard European Stock Index Fund - Signal Shares	(11.46%)	(5.00%)	(2.95%)
Vanguard European Stock Index Fund - Signal Shares Return After Taxes on Distributions	(12.07%)	(5.65%)	(3.66%)
Vanguard European Stock Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	(6.69%)	(4.16%)	(2.45%)
Vanguard European Stock Index Fund - Signal Shares MSCI Europe Index	(11.06%)	(5.20%)	(3.07%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Index Fund ETF) Vanguard FTSE All-World ex-US Index Fund	Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Index Fund ETF) Vanguard FTSE All-World ex-US Index Fund	Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in FTSE All-World ex-US ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE All-World ex-US ETF. This example assumes that FTSE All-World ex-US ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Index Fund ETF) Vanguard FTSE All-World ex-US Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Index Fund - ETF Shares	18	58	101	230

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

FTSE All-World ex-US ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a FTSE All-World ex-US ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy FTSE All-World ex-US ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although FTSE All-World ex-US ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of FTSE All-World ex-US ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of FTSE All-World ex-US ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.11% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.93% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund ETF) Vanguard FTSE All-World ex-US Index Fund	One Year	Since Inception
Vanguard FTSE All-World ex-US Index Fund - ETF Shares	(14.25%)	(2.52%)
Vanguard FTSE All-World ex-US Index Fund - ETF Shares Return After Taxes on Distributions	(14.71%)	(2.86%)
Vanguard FTSE All-World ex-US Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.71%)	(2.14%)
Vanguard FTSE All-World ex-US Index Fund - ETF Shares Based on Market Value	(14.03%)	(2.42%)
Vanguard FTSE All-World ex-US Index Fund - ETF Shares FTSE All-World ex US Index	(13.76%)	(2.27%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Index Fund Institutional) Vanguard FTSE All-World ex-US Index Fund	Vanguard FTSE All-World ex-US Index Fund - Institutional Shares	Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Index Fund Institutional) Vanguard FTSE All-World ex-US Index Fund	Vanguard FTSE All-World ex-US Index Fund - Institutional Shares	Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Management Expenses	0.07%	0.06%
12b-1 Distribution Fee	none	none
Other Expenses	0.06%	0.04%
Total Annual Fund Operating Expenses	0.13%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Index Fund Institutional) Vanguard FTSE All-World ex-US Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Index Fund - Institutional Shares	13	42	73	166
Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares	10	32	56	128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares began operations on December 16, 2010. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.91% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund Institutional) Vanguard FTSE All-World ex-US Index Fund	One Year	Since Inception
Vanguard FTSE All-World ex-US Index Fund - Institutional Shares	(14.21%)	(4.39%)
Vanguard FTSE All-World ex-US Index Fund - Institutional Shares Return After Taxes on Distributions	(14.67%)	(4.75%)
Vanguard FTSE All-World ex-US Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.68%)	(3.70%)
Vanguard FTSE All-World ex-US Index Fund - Institutional Shares FTSE All-World ex US Index	(13.76%)	(4.19%)
Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares	(14.18%)	(11.90%)
Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares FTSE All-World ex US Index	(13.76%)	(11.23%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Index Fund Participant) Vanguard FTSE All-World ex-US Index Fund	Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Index Fund Participant) Vanguard FTSE All-World ex-US Index Fund	Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.35%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Index Fund Participant) Vanguard FTSE All-World ex-US Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Index Fund - Investor Shares	36	113	197	443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.96% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund Participant) Vanguard FTSE All-World ex-US Index Fund	One Year	Since Inception	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Participant:	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard FTSE All-World ex-US Index Fund - Investor Shares	(14.41%)	(3.07%)
Vanguard FTSE All-World ex-US Index Fund - Investor Shares FTSE All-World ex US Index	(13.76%)	(2.45%)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)

Vanguard FTSE All-World ex-US Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Index Fund Participant:) Vanguard FTSE All-World ex-US Index Fund	Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Index Fund Participant:) Vanguard FTSE All-World ex-US Index Fund	Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.18%

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Index Fund Participant:) Vanguard FTSE All-World ex-US Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	18	58	101	230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2011, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is not a full calendar-year perfomance for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard FTSE All-World ex-US Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.96% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund Participant:) Vanguard FTSE All-World ex-US Index Fund	One Year	Since Inception	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Participant:	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard FTSE All-World ex-US Index Fund - Investor Shares	(14.41%)	(3.07%)
Vanguard FTSE All-World ex-US Index Fund - Investor Shares FTSE All-World ex US Index	(13.76%)	(2.45%)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)

Vanguard FTSE All-World ex-US Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Index Fund Retail) Vanguard FTSE All-World ex-US Index Fund (USD $)	Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Index Fund Retail) Vanguard FTSE All-World ex-US Index Fund	Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Management Expenses	0.17%	0.29%
12b-1 Distribution Fee	none	none
Other Expenses	0.01%	0.06%
Total Annual Fund Operating Expenses	0.18%	0.35%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Index Fund Retail) Vanguard FTSE All-World ex-US Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares	18	58	101	230
Vanguard FTSE All-World ex-US Index Fund - Investor Shares	36	113	197	443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.96% (quarter ended December 31, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund Retail) Vanguard FTSE All-World ex-US Index Fund	One Year	Since Inception	Index No Deduction for Fees, Expenses, Taxes Participant	Index No Deduction for Fees, Expenses, Taxes Participant:	Index No Deduction for Fees, Expenses, Taxes Retail
Vanguard FTSE All-World ex-US Index Fund - Investor Shares	(14.41%)	(3.07%)
Vanguard FTSE All-World ex-US Index Fund - Investor Shares Return After Taxes on Distributions	(14.80%)	(3.39%)
Vanguard FTSE All-World ex-US Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.90%)	(2.60%)
Vanguard FTSE All-World ex-US Index Fund - Investor Shares FTSE All-World ex US Index	(13.76%)	(2.45%)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)	(reflects no deduction for fees or expenses)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Small-Cap Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Management Expenses	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.28%

Example

The following example is intended to help you compare the cost of investing in FTSE All-World ex-US Small-Cap ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE All-World ex-US Small-Cap ETF. This example assumes that FTSE All-World ex-US Small-Cap ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares	29	90	157	356

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,100 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the largest markets covered in the Index were Canada, the United Kingdom, Japan, Taiwan, and Australia (which made up approximately 15%, 14%, 13%, 6%, and 6%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the Index and by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 2,800 stocks of the 3,100 contained within the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

FTSE All-World ex-US Small-Cap ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a FTSE All-World ex-US Small-Cap ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy FTSE All-World ex-US Small-Cap ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although FTSE All-World ex-US Small-Cap ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of FTSE All-World ex-US Small-Cap ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of FTSE All-World ex-US Small-Cap ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's ETF Shares (based on NAV) (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE Global Small Cap ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.23% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -22.25% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF) Vanguard FTSE All-World ex-US Small-Cap Index Fund	One Year	Since Inception
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares	(18.93%)	18.81%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares Return After Taxes on Distributions	(19.36%)	18.08%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(11.86%)	16.12%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares Based on Market Value	(19.66%)	18.70%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares FTSE Global Small Cap ex US Index	(18.39%)	20.07%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Small-Cap Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies..
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.75%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.75%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.25%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares	178	240	309	509

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.75% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares	100	155	215	391

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,100 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the largest markets covered in the Index were Canada, the United Kingdom, Japan, Taiwan, and Australia (which made up approximately 15%, 14%, 13%, 6%, and 6%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the Index and by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 2,800 stocks of the 3,100 contained within the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE Global Small Cap ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.25% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -22.24% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional) Vanguard FTSE All-World ex-US Small-Cap Index Fund	One Year	Since Inception
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares	(20.09%)	18.23%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares Return After Taxes on Distributions	(20.54%)	17.49%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(12.59%)	15.60%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares FTSE Global Small Cap ex US Index	(18.39%)	20.07%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Small-Cap Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.75%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.75%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Management Expenses	0.41%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.50%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	204	319	445	814

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.75% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	126	234	353	699

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,100 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the largest markets covered in the Index were Canada, the United Kingdom, Japan, Taiwan, and Australia (which made up approximately 15%, 14%, 13%, 6%, and 6%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the Index and by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 2,800 stocks of the 3,100 contained within the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of the Fund's taget index. which has investment characteristics similar to those of the Fund.. FTSE Global Small Cap ex US Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.15% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -22.30% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund Participant) Vanguard FTSE All-World ex-US Small-Cap Index Fund	One Year	Since Inception
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	(20.28%)	17.93%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares FTSE Global Small Cap ex US Index	(18.39%)	20.07%

Vanguard FTSE All-World ex-US Small-Cap Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.75%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.75%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail) Vanguard FTSE All-World ex-US Small-Cap Index Fund	Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Management Expenses	0.41%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.50%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	204	319	445	814

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.75% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail) Vanguard FTSE All-World ex-US Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	126	234	353	699

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,100 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the largest markets covered in the Index were Canada, the United Kingdom, Japan, Taiwan, and Australia (which made up approximately 15%, 14%, 13%, 6%, and 6%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the Index and by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 2,800 stocks of the 3,100 contained within the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE Global Small Cap ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.15% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -22.30% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail) Vanguard FTSE All-World ex-US Small-Cap Index Fund	One Year	Since Inception
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares	(20.28%)	17.93%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares Return After Taxes on Distributions	(20.68%)	17.24%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(12.78%)	15.35%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares FTSE Global Small Cap ex US Index	(18.39%)	20.07%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Global ex-U.S. Real Estate Index Fund | ETF
Investment Objective
The Fund seeks to seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global ex-U.S. Real Estate Index Fund ETF) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global ex-U.S. Real Estate Index Fund ETF) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%

Example

The following example is intended to help you compare the cost of investing in Global ex-U.S. Real Estate ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Global ex-U.S. Real Estate ETF. This example assumes that Global ex-U.S. Real Estate ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund ETF) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares	36	113	197	443

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Global ex-U.S. Real Estate ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Global ex-U.S. Real Estate ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Global ex-U.S. Real Estate ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Global ex-U.S. Real Estate ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained.

Trading of Global ex-U.S. Real Estate ETF Shares on Nasdaq may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Global ex-U.S. Real Estate ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2) Nasdaq officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's ETF Shares (based on NAV) (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.55% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund ETF) Vanguard Global ex-U.S. Real Estate Index Fund	One Year	Since Inception
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares	(16.56%)	(13.29%)
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares Return After Taxes on Distributions	(17.30%)	(14.17%)
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(10.57%)	(11.69%)
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares Based on Market Value	(16.70%)	(13.30%)
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares S&P Global ex-U.S. Property Index	(16.49%)	(13.35%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Global ex-U.S. Real Estate Index Fund | Institutional
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global ex-U.S. Real Estate Index Fund Institutional) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global ex-U.S. Real Estate Index Fund Institutional) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.30%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Global ex-U.S. Real Estate Index Fund Institutional) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares	82	150	225	444

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund Institutional) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares	56	121	193	405

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Institutional Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Institutional Shares Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund Institutional) Vanguard Global ex-U.S. Real Estate Index Fund	One Year	Since Inception
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares	(17.11%)	(13.79%)
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares S&P Global ex-U.S. Property Index	(16.49%)	(13.35%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Global ex-U.S. Real Estate Index Fund | Participant
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global ex-U.S. Real Estate Index Fund Participant) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global ex-U.S. Real Estate Index Fund Participant) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Management Expenses	0.35%
12b-1 Distribution Fee	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.50%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Global ex-U.S. Real Estate Index Fund Participant) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares	102	213	335	690

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund Participant) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares	76	185	304	652

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund Participant) Vanguard Global ex-U.S. Real Estate Index Fund	One Year	Since Inception
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares	(17.11%)	(13.79%)
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares S&P Global ex-U.S. Property Index	(16.49%)	(13.35%)

Vanguard Global ex-U.S. Real Estate Index Fund | Participant:
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global ex-U.S. Real Estate Index Fund Participant:) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global ex-U.S. Real Estate Index Fund Participant:) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Management Expenses	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.35%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Global ex-U.S. Real Estate Index Fund Participant:) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares	87	166	252	506

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund Participant:) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares	61	137	221	467

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Signal Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Signal Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable fees) compare with those of Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.vanguard.com or by calling 800-662-7447.

Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund Participant:) Vanguard Global ex-U.S. Real Estate Index Fund	One Year	Since Inception
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares	(17.11%)	(13.79%)
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares S&P Global ex-U.S. Property Index	(16.49%)	(13.35%)

Vanguard Global ex-U.S. Real Estate Index Fund | Retail
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global ex-U.S. Real Estate Index Fund Retail) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global ex-U.S. Real Estate Index Fund Retail) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Management Expenses	0.35%
12b-1 Distribution Fee	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.50%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Global ex-U.S. Real Estate Index Fund Retail) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares	102	213	335	690

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund Retail) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares	76	185	304	652

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund Retail) Vanguard Global ex-U.S. Real Estate Index Fund	One Year	Since Inception
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares	(17.11%)	(13.79%)
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares Return After Taxes on Distributions	(17.80%)	(14.63%)
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(10.93%)	(12.10%)
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares S&P Global ex-U.S. Property Index	(16.49%)	(13.35%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Global ex-U.S. Real Estate Index Fund | Signal
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Global ex-U.S. Real Estate Index Fund Signal) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	0.25%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Global ex-U.S. Real Estate Index Fund Signal) Vanguard Global ex-U.S. Real Estate Index Fund	Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Management Expenses	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.35%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Vanguard Global ex-U.S. Real Estate Index Fund Signal) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR,	3 YEAR,	5 YEAR,	10 YEAR,
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares	87	166	252	506

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund Signal) Vanguard Global ex-U.S. Real Estate Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares	61	137	221	467

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Signal Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Signal Shares Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund Signal) Vanguard Global ex-U.S. Real Estate Index Fund	One Year	Since Inception
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares	(17.11%)	(13.79%)
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares S&P Global ex-U.S. Property Index	(16.49%)	(13.35%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund ETF) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - ETF Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in MSCI Pacific ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MSCI Pacific ETF. This example assumes that MSCI Pacific ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund ETF) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - ETF Shares	14	45	79	179

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

MSCI Pacific ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an MSCI Pacific ETF Share typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy MSCI Pacific ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although MSCI Pacific ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of MSCI Pacific ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of MSCI Pacific ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV)has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.96% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.86% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund ETF) Vanguard Pacific Stock Index Fund	One Year	Five Years	Since Inception
Vanguard Pacific Stock Index Fund - ETF Shares	(13.89%)	(3.56%)	1.73%
Vanguard Pacific Stock Index Fund - ETF Shares Return After Taxes on Distributions	(14.34%)	(3.99%)	1.28%
Vanguard Pacific Stock Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.51%)	(3.00%)	1.46%
Vanguard Pacific Stock Index Fund - ETF Shares Based on Market Value	(13.78%)	(3.73%)	1.74%
Vanguard Pacific Stock Index Fund - ETF Shares MSCI Pacific Index	(13.74%)	(3.63%)	1.75%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Institutional Shares	Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Institutional Shares	Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Management Expenses	0.04%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.06%	0.04%
Total Annual Fund Operating Expenses	0.10%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Institutional Shares	10	32	56	128
Vanguard Pacific Stock Index Fund - Institutional Plus Shares	8	26	45	103

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares began operations on December 13, 2010. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.86% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Institutional) Vanguard Pacific Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Pacific Stock Index Fund - Institutional Shares	(13.83%)	(3.52%)	5.61%
Vanguard Pacific Stock Index Fund - Institutional Shares Return After Taxes on Distributions	(14.29%)	(3.96%)	5.17%
Vanguard Pacific Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.46%)	(2.97%)	4.84%
Vanguard Pacific Stock Index Fund - Institutional Shares MSCI Pacific Index	(13.74%)	(3.63%)	5.51%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Investor Shares
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.26%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Investor Shares	27	84	146	331

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.90% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.89% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Participant) Vanguard Pacific Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Pacific Stock Index Fund - Investor Shares	(14.00%)	(3.66%)	5.44%
Vanguard Pacific Stock Index Fund - Investor Shares MSCI Pacific Index	(13.74%)	(3.63%)	5.51%

Vanguard Pacific Stock Index Fund | Participant:
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Signal Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Signal Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.97% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.85% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Participant:) Vanguard Pacific Stock Index Fund	One Year	Since Inception
Vanguard Pacific Stock Index Fund - Signal Shares	(13.89%)	(5.49%)
Vanguard Pacific Stock Index Fund - Signal Shares MSCI Pacific Index	(13.74%)	(5.52%)

Vanguard Pacific Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund (USD $)	Vanguard Pacific Stock Index Fund - Investor Shares	Vanguard Pacific Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Investor Shares	Vanguard Pacific Stock Index Fund - Admiral Shares
Management Expenses	0.17%	0.11%
12b-1 Distribution Fee	none	none
Other Expenses	0.09%	0.03%
Total Annual Fund Operating Expenses	0.26%	0.14%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Investor Shares	27	84	146	331
Vanguard Pacific Stock Index Fund - Admiral Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2010, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.90% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.89% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Retail) Vanguard Pacific Stock Index Fund	One Year	Five Years	Ten Years
Vanguard Pacific Stock Index Fund - Investor Shares	(14.00%)	(3.66%)	5.44%
Vanguard Pacific Stock Index Fund - Investor Shares Return After Taxes on Distributions	(14.43%)	(4.06%)	5.05%
Vanguard Pacific Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.61%)	(3.09%)	4.70%
Vanguard Pacific Stock Index Fund - Investor Shares MSCI Pacific Index	(13.74%)	(3.63%)	5.51%
Vanguard Pacific Stock Index Fund - Admiral Shares	(13.89%)	(3.56%)	5.56%
Vanguard Pacific Stock Index Fund - Admiral Shares MSCI Pacific Index	(13.74%)	(3.63%)	5.51%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Signal
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund	Vanguard Pacific Stock Index Fund - Signal Shares
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Pacific Stock Index Fund - Signal Shares	14	45	79	179

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

Primary Investment Strategies

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Pacific Stock Index Fund Signal Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.97% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.85% (quarter ended September 30, 2008 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Pacific Stock Index Fund Signal) Vanguard Pacific Stock Index Fund	One Year	Since Inception
Vanguard Pacific Stock Index Fund - Signal Shares	(13.89%)	(5.49%)
Vanguard Pacific Stock Index Fund - Signal Shares Return After Taxes on Distributions	(14.34%)	(5.96%)
Vanguard Pacific Stock Index Fund - Signal Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.51%)	(4.61%)
Vanguard Pacific Stock Index Fund - Signal Shares MSCI Pacific Index	(13.74%)	(5.52%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Total World Stock Index Fund | ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund ETF) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund ETF) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - ETF Shares
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.22%

Example

The following example is intended to help you compare the cost of investing in Total World Stock ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Total World Stock ETF. This example assumes that Total World Stock ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Total World Stock Index Fund ETF) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - ETF Shares	23	71	124	280

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Total World Stock ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Total World Stock ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Total World Stock ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Total World Stock ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Total World Stock ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Total World Stock ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Total World Stock Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.65% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.17% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Total World Stock Index Fund ETF) Vanguard Total World Stock Index Fund	One Year	Since Inception
Vanguard Total World Stock Index Fund - ETF Shares	(7.71%)	(2.33%)
Vanguard Total World Stock Index Fund - ETF Shares Return After Taxes on Distributions	(8.02%)	(2.58%)
Vanguard Total World Stock Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.58%)	(1.96%)
Vanguard Total World Stock Index Fund - ETF Shares Based on Market Value	(7.55%)	(2.21%)
Vanguard Total World Stock Index Fund - ETF Shares FTSE All-World Index	(7.52%)	(2.59%)
Vanguard Total World Stock Index Fund - ETF Shares FTSE Global All Cap Index	(10.03%)	(4.53%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Total World Stock Index Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Institutional Shares
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - Institutional Shares	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares(reflects no deduction for fees or expenses)has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Total World Stock Index Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.65% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.17% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Total World Stock Index Fund Institutional) Vanguard Total World Stock Index Fund	One Year	Since Inception
Vanguard Total World Stock Index Fund - Institutional Shares	(7.71%)	11.02%
Vanguard Total World Stock Index Fund - Institutional Shares Return After Taxes on Distributions	(8.03%)	10.71%
Vanguard Total World Stock Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.57%)	9.53%
Vanguard Total World Stock Index Fund - Institutional Shares FTSE All-World Index	(7.52%)	10.02%
Vanguard Total World Stock Index Fund - Institutional Shares FTSE Global All Cap Index	(10.03%)	8.12%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Total World Stock Index Fund | Participant
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Investor Shares
Management Expenses	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.40%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - Investor Shares	41	128	224	505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Total World Stock Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.58% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.20% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Total World Stock Index Fund Participant) Vanguard Total World Stock Index Fund	One Year	Since Inception
Vanguard Total World Stock Index Fund - Investor Shares	(7.88%)	(2.09%)
Vanguard Total World Stock Index Fund - Investor Shares FTSE All-World Index	(7.52%)	(2.33%)
Vanguard Total World Stock Index Fund - Investor Shares FTSE Global All Cap Index	(10.03%)	(4.28%)

Vanguard Total World Stock Index Fund | Retail
Risk/Return
Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund (USD $)	Vanguard Total World Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund	Vanguard Total World Stock Index Fund - Investor Shares
Management Expenses	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.40%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Total World Stock Index Fund - Investor Shares	41	128	224	505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

Primary Investment Strategies

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor SharesFund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Total World Stock Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.58% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.20% (quarter ended September 30, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Total World Stock Index Fund Retail) Vanguard Total World Stock Index Fund	One Year	Since Inception
Vanguard Total World Stock Index Fund - Investor Shares	(7.88%)	(2.09%)
Vanguard Total World Stock Index Fund - Investor Shares Return After Taxes on Distributions	(8.17%)	(2.32%)
Vanguard Total World Stock Index Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(4.73%)	(1.76%)
Vanguard Total World Stock Index Fund - Investor Shares FTSE All-World Index	(7.52%)	(2.33%)
Vanguard Total World Stock Index Fund - Investor Shares FTSE Global All Cap Index	(10.03%)	(4.28%)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Shareholder Fees (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for fund account balances below $10,000)	none
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	none
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	none
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.75%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.75%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.75%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.75%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for fund account balances below $10,000)	none
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	0.25%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(0.25%)
Account Service Fee (for fund account balances below $10,000)	none
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	none
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	(2.00%)
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Institutional | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or captal gains)
Institutional | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Institutional | Vanguard FTSE All-World ex-US Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Institutional | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Institutional | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Institutional | Vanguard Total World Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Redemption Fee Parenthetical	(on shares held less than two months)
Participant | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant | Vanguard FTSE All-World ex-US Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Participant | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant: | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or captal gains)
Participant: | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant: | Vanguard FTSE All-World ex-US Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Participant: | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Retail | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or captal gains)
Retail | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Retail | Vanguard FTSE All-World ex-US Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Retail | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or capital gains)
Retail | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Retail | Vanguard Total World Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Signal | Vanguard Emerging Markets Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Purchase Fee Parenthetical	(other than on reinvested dividends or captal gains)
Signal | Vanguard European Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)
Signal | Vanguard Pacific Stock Index Fund
Shareholder Fees (fees paid directly from your investment]
Redemption Fee Parenthetical	(on shares held less than two months)

Annual Fund Operating Expenses	12 Months Ended
Oct. 31, 2011
Vanguard Pacific Stock Index Fund - Investor Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.26%
Vanguard European Stock Index Fund - Investor Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.18%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.26%
Vanguard European Stock Index Fund - Institutional Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.10%
Vanguard Pacific Stock Index Fund - Institutional Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.10%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.03%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.13%
Vanguard Emerging Markets Stock Index Fund - Investor Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.33%
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares | Vanguard FTSE All-World ex-US Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.18%
Vanguard Pacific Stock Index Fund - Admiral Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%
Vanguard European Stock Index Fund - Admiral Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.14%
Vanguard Total World Stock Index Fund - Investor Shares | Vanguard Total World Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.40%
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.35%
12b-1 Distribution Fee	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.50%
Vanguard FTSE All-World ex-US Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.35%
Vanguard Total World Stock Index Fund - Institutional Shares | Vanguard Total World Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.20%
Vanguard FTSE All-World ex-US Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.13%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.25%
Vanguard Pacific Stock Index Fund - ETF Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard European Stock Index Fund - ETF Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Emerging Markets Stock Index Fund - ETF Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.20%
Vanguard FTSE All-World ex-US Index Fund - ETF Shares | Vanguard FTSE All-World ex-US Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.18%
Vanguard European Stock Index Fund - Signal Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Pacific Stock Index Fund - Signal Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%
Vanguard Emerging Markets Stock Index Fund - Signal Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.41%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.50%
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.35%
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.30%
Vanguard European Stock Index Fund - Institutional Plus Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%
Vanguard Pacific Stock Index Fund - Institutional Plus Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.10%
Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares | Vanguard FTSE All-World ex-US Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%
Vanguard Total World Stock Index Fund - ETF Shares | Vanguard Total World Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.22%
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.19%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.28%
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%

Expense Example (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund - Institutional Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	$ 64
3 YEAR,	96
5 YEAR,	130
10 YEAR,	231
Vanguard Emerging Markets Stock Index Fund - Investor Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	85
3 YEAR,	159
5 YEAR,	241
10 YEAR,	482
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	102
3 YEAR,	213
5 YEAR,	335
10 YEAR,	690
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example
1 YEAR,	178
3 YEAR,	240
5 YEAR,	309
10 YEAR,	509
Vanguard Emerging Markets Stock Index Fund - Signal Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	72
3 YEAR,	118
5 YEAR,	169
10 YEAR,	319
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example
1 YEAR,	204
3 YEAR,	319
5 YEAR,	445
10 YEAR,	814
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	87
3 YEAR,	166
5 YEAR,	252
10 YEAR,	506
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example
1 YEAR,	82
3 YEAR,	150
5 YEAR,	225
10 YEAR,	444
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	61
3 YEAR,	86
5 YEAR,	113
10 YEAR,	193
Vanguard Emerging Markets Stock Index Fund - Admiral Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example
1 YEAR,	72
3 YEAR,	118
5 YEAR,	169
10 YEAR,	$ 319

Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard Pacific Stock Index Fund - Investor Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	$ 27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Investor Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard European Stock Index Fund - Institutional Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Pacific Stock Index Fund - Institutional Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Emerging Markets Stock Index Fund - Institutional Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	38
3 YEAR	67
5 YEAR	98
10 YEAR	191
Vanguard Emerging Markets Stock Index Fund - Investor Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	59
3 YEAR	131
5 YEAR	210
10 YEAR	442
Vanguard FTSE All-World ex-US Index Fund - Admiral Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard Pacific Stock Index Fund - Admiral Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard European Stock Index Fund - Admiral Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Total World Stock Index Fund - Investor Shares | Vanguard Total World Stock Index Fund
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	76
3 YEAR	185
5 YEAR	304
10 YEAR	652
Vanguard FTSE All-World ex-US Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Total World Stock Index Fund - Institutional Shares | Vanguard Total World Stock Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard FTSE All-World ex-US Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	100
3 YEAR	155
5 YEAR	215
10 YEAR	391
Vanguard Pacific Stock Index Fund - ETF Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard European Stock Index Fund - ETF Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Emerging Markets Stock Index Fund - ETF Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard FTSE All-World ex-US Index Fund - ETF Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	230
Vanguard European Stock Index Fund - Signal Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Pacific Stock Index Fund - Signal Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Emerging Markets Stock Index Fund - Signal Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	89
5 YEAR	137
10 YEAR	280
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	126
3 YEAR	234
5 YEAR	353
10 YEAR	699
Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	61
3 YEAR	137
5 YEAR	221
10 YEAR	467
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	56
3 YEAR	121
5 YEAR	193
10 YEAR	405
Vanguard European Stock Index Fund - Institutional Plus Shares | Vanguard European Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Pacific Stock Index Fund - Institutional Plus Shares | Vanguard Pacific Stock Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	57
5 YEAR	81
10 YEAR	153
Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares | Vanguard FTSE All-World ex-US Index Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Total World Stock Index Fund - ETF Shares | Vanguard Total World Stock Index Fund
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund
Expense Example, No Redemption:
1 YEAR	29
3 YEAR	90
5 YEAR	157
10 YEAR	356
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares | Vanguard Global ex-U.S. Real Estate Index Fund
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Emerging Markets Stock Index Fund - Admiral Shares | Vanguard Emerging Markets Stock Index Fund
Expense Example, No Redemption:
1 YEAR	45
3 YEAR	89
5 YEAR	137
10 YEAR	$ 280

Average Annual Total Returns	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.03%)
Five Years	2.26%
Ten Years	13.50%
Inception Date	Jun 22, 2000
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.18%)
Five Years	2.08%
Ten Years	13.30%
Inception Date	May 4, 1994
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.68%)
Five Years	2.30%
Since Inception	8.68%
Inception Date	Mar 4, 2005
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.06%)
Since Inception	2.46%
Inception Date	Jan 19, 2007
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.07%)
Five Years	2.20%
Since Inception	6.95%
Inception Date	Jun 23, 2006
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.60%)
Five Years	(5.10%)
Ten Years	4.43%
Inception Date	Jun 18, 1990
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.47%)
Five Years	(4.97%)
Ten Years	4.59%
Inception Date	May 15, 2000
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.49%)
Five Years	(5.00%)
Ten Years	4.54%
Inception Date	Aug 13, 2001
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.49%)
Five Years	(5.00%)
Since Inception	1.18%
Inception Date	Mar 4, 2005
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.46%)
Five Years	(5.00%)
Since Inception	(2.95%)
Inception Date	Oct 6, 2006
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.41%)
Since Inception	(3.07%)
Inception Date	Mar 8, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.21%)
Since Inception	(4.39%)
Inception Date	Apr 30, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.25%)
Since Inception	(2.52%)
Inception Date	Mar 2, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.18%)
Since Inception	(11.90%)
Inception Date	Dec 16, 2010
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(20.09%)
Since Inception	18.23%
Inception Date	Apr 2, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(20.28%)
Since Inception	17.93%
Inception Date	Apr 2, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.93%)
Since Inception	18.81%
Inception Date	Apr 2, 2009
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(17.11%)
Since Inception	(13.79%)
Inception Date	Nov 1, 2010
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.56%)
Since Inception	(13.29%)
Inception Date	Nov 1, 2010
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.00%)
Five Years	(3.66%)
Ten Years	5.44%
Inception Date	Jun 18, 1990
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.83%)
Five Years	(3.52%)
Ten Years	5.61%
Inception Date	May 15, 2000
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.89%)
Five Years	(3.56%)
Ten Years	5.56%
Inception Date	Aug 13, 2001
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.89%)
Five Years	(3.56%)
Since Inception	1.73%
Inception Date	Mar 4, 2005
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.89%)
Since Inception	(5.49%)
Inception Date	Jun 4, 2007
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.88%)
Since Inception	(2.09%)
Inception Date	Jun 26, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.71%)
Since Inception	11.02%
Inception Date	Oct 9, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.71%)
Since Inception	(2.33%)
Inception Date	Jun 24, 2008
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.30%)
Five Years	1.87%
Ten Years	13.11%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.42%)
Five Years	1.72%
Ten Years	12.95%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.94%)
Five Years	1.92%
Since Inception	8.30%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.32%)
Since Inception	2.07%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.19%)
Five Years	(5.72%)
Ten Years	3.85%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.09%)
Five Years	(5.62%)
Ten Years	3.97%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.11%)
Five Years	(5.65%)
Since Inception	0.56%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.07%)
Five Years	(5.65%)
Since Inception	(3.66%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.80%)
Since Inception	(3.39%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.67%)
Since Inception	(4.75%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.71%)
Since Inception	(2.86%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(20.54%)
Since Inception	17.49%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(20.68%)
Since Inception	17.24%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.36%)
Since Inception	18.08%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(17.80%)
Since Inception	(14.63%)
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(17.30%)
Since Inception	(14.17%)
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.43%)
Five Years	(4.06%)
Ten Years	5.05%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.29%)
Five Years	(3.96%)
Ten Years	5.17%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.34%)
Five Years	(3.99%)
Since Inception	1.28%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.34%)
Since Inception	(5.96%)
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.17%)
Since Inception	(2.32%)
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.03%)
Since Inception	10.71%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.02%)
Since Inception	(2.58%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.96%)
Five Years	1.89%
Ten Years	12.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.10%)
Five Years	1.73%
Ten Years	11.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.74%)
Five Years	1.92%
Since Inception	7.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.99%)
Since Inception	2.06%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.81%)
Five Years	(4.24%)
Ten Years	3.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.69%)
Five Years	(4.13%)
Ten Years	3.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.71%)
Five Years	(4.16%)
Since Inception	1.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.69%)
Five Years	(4.16%)
Since Inception	(2.45%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.90%)
Since Inception	(2.60%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.68%)
Since Inception	(3.70%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.71%)
Since Inception	(2.14%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.59%)
Since Inception	15.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.78%)
Since Inception	15.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.86%)
Since Inception	16.12%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.93%)
Since Inception	(12.10%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.57%)
Since Inception	(11.69%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.61%)
Five Years	(3.09%)
Ten Years	4.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.46%)
Five Years	(2.97%)
Ten Years	4.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.51%)
Five Years	(3.00%)
Since Inception	1.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.51%)
Since Inception	(4.61%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.73%)
Since Inception	(1.76%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.57%)
Since Inception	9.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.58%)
Since Inception	(1.96%)
Based on Market Value | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.71%)
Five Years	2.22%
Since Inception	8.72%
Based on Market Value | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.46%)
Five Years	(5.09%)
Since Inception	1.22%
Based on Market Value | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.03%)
Since Inception	(2.42%)
Based on Market Value | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.66%)
Since Inception	18.70%
Based on Market Value | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.70%)
Since Inception	(13.30%)
Based on Market Value | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.78%)
Five Years	(3.73%)
Since Inception	1.74%
Based on Market Value | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.55%)
Since Inception	(2.21%)
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Ten Years	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Ten Years	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Ten Years	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Since Inception	1.05%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Since Inception	(3.07%)
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Ten Years	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Ten Years	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Ten Years	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Since Inception	1.75%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Since Inception	(5.52%)
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.76%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.76%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	8.90%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	7.21%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.86%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.86%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	9.34%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Since Inception	2.77%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	7.41%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.76%)
Since Inception	(2.45%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.76%)
Since Inception	(4.19%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.76%)
Since Inception	(2.27%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.76%)
Since Inception	(11.23%)
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(2.33%)
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	10.02%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(2.59%)
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.39%)
Since Inception	20.07%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.39%)
Since Inception	20.07%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.39%)
Since Inception	20.07%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.49%)
Since Inception	(13.35%)
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.49%)
Since Inception	(13.35%)
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.03%)
Since Inception	(4.28%)
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.03%)
Since Inception	8.12%
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.03%)
Since Inception	(4.53%)

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard International Equity Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000857489
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
Vanguard Emerging Markets Stock Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in MSCI Emerging Markets ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MSCI Emerging Markets ETF. This example assumes that MSCI Emerging Markets ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

MSCI Emerging Markets ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an MSCI Emerging Markets ETF Share typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy MSCI Emerging Markets ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although MSCI Emerging Markets ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of MSCI Emerging Markets ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of MSCI Emerging Markets ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Emerging Markets Stock Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.17% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first examples assume that the Shares provide a return of 5% a year , that operating expenses remain as stated in the preceding table, and that you redeem you shares at the end of the fiven period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding examples):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

The Fund's Institutional Plus Shares began operations on December 15, 2010. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ.

Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not been in operation long enough to report a full calendar-year return. Performance based on the net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ.MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on out website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.18% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.79% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to those of the Fund.. The MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Vanguard Emerging Markets Stock Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Signal Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.20% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses)
Vanguard Emerging Markets Stock Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first examples assume that the Shares provide a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index and another comparative index, which have investment characteristics similar to thsoe of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on out website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflect no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.50% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the MSCI(r) Emerging Markets Index, while employing a form of sampling to reduce risk. The MSCI Emerging Markets Index includes approximately 820 common stocks of companies located in emerging markets around the world. As of October 31, 2011, the largest markets covered in the Index were China, Brazil, South Korea, and Taiwan (which made up approximately 17%, 16%, 15%, and 11%, respectively, of the Index's market capitalization).

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to China, Brazil, South Korea, and Taiwan subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Additional Market Index	rr_PerformanceAdditionalMarketIndex	, which have investment characteristics similar to those of the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Emerging Markets Stock Index Fund Signal Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment charateristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on out website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.20% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -27.82% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.13%
1 YEAR,	rr_ExpenseExampleYear01	64
3 YEAR,	rr_ExpenseExampleYear03	96
5 YEAR,	rr_ExpenseExampleYear05	130
10 YEAR,	rr_ExpenseExampleYear10	231
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	38
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	67
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	98
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	191
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 22, 2000
2002	rr_AnnualReturn2002	(7.28%)
2003	rr_AnnualReturn2003	57.97%
2004	rr_AnnualReturn2004	26.24%
2005	rr_AnnualReturn2005	32.35%
2006	rr_AnnualReturn2006	29.57%
2007	rr_AnnualReturn2007	39.15%
2008	rr_AnnualReturn2008	(52.74%)
2009	rr_AnnualReturn2009	76.35%
2010	rr_AnnualReturn2010	19.06%
2011	rr_AnnualReturn2011	(18.63%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.18%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.79%)
One Year	rr_AverageAnnualReturnYear01	(19.03%)
Five Years	rr_AverageAnnualReturnYear05	2.26%
Ten Years	rr_AverageAnnualReturnYear10	13.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 22, 2000
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.23%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.33%
1 YEAR,	rr_ExpenseExampleYear01	85
3 YEAR,	rr_ExpenseExampleYear03	159
5 YEAR,	rr_ExpenseExampleYear05	241
10 YEAR,	rr_ExpenseExampleYear10	482
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	59
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	131
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	210
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	442
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 4, 1994
2002	rr_AnnualReturn2002	(7.43%)
2003	rr_AnnualReturn2003	57.65%
2004	rr_AnnualReturn2004	26.12%
2005	rr_AnnualReturn2005	32.05%
2006	rr_AnnualReturn2006	29.39%
2007	rr_AnnualReturn2007	38.90%
2008	rr_AnnualReturn2008	(52.81%)
2009	rr_AnnualReturn2009	75.98%
2010	rr_AnnualReturn2010	18.86%
2011	rr_AnnualReturn2011	(18.78%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.82%)
One Year	rr_AverageAnnualReturnYear01	(19.18%)
Five Years	rr_AverageAnnualReturnYear05	2.08%
Ten Years	rr_AverageAnnualReturnYear10	13.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 1994
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 4, 2005
2006	rr_AnnualReturn2006	29.53%
2007	rr_AnnualReturn2007	39.05%
2008	rr_AnnualReturn2008	(52.77%)
2009	rr_AnnualReturn2009	76.28%
2010	rr_AnnualReturn2010	18.99%
2011	rr_AnnualReturn2011	(18.68%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.17%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.82%)
One Year	rr_AverageAnnualReturnYear01	(18.68%)
Five Years	rr_AverageAnnualReturnYear05	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2005
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR,	rr_ExpenseExampleYear01	72
3 YEAR,	rr_ExpenseExampleYear03	118
5 YEAR,	rr_ExpenseExampleYear05	169
10 YEAR,	rr_ExpenseExampleYear10	319
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	45
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	89
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	137
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	280
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan 19, 2007
2008	rr_AnnualReturn2008	(52.77%)
2009	rr_AnnualReturn2009	76.26%
2010	rr_AnnualReturn2010	18.98%
2011	rr_AnnualReturn2011	(18.66%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.20%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(27.82%)
One Year	rr_AverageAnnualReturnYear01	(19.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 19, 2007
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR,	rr_ExpenseExampleYear01	61
3 YEAR,	rr_ExpenseExampleYear03	86
5 YEAR,	rr_ExpenseExampleYear05	113
10 YEAR,	rr_ExpenseExampleYear10	193
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	35
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	57
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	81
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	153
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR,	rr_ExpenseExampleYear01	72
3 YEAR,	rr_ExpenseExampleYear03	118
5 YEAR,	rr_ExpenseExampleYear05	169
10 YEAR,	rr_ExpenseExampleYear10	319
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	45
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	89
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	137
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	280
One Year	rr_AverageAnnualReturnYear01	(19.07%)
Five Years	rr_AverageAnnualReturnYear05	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2006
Vanguard European Stock Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in MSCI Europe ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MSCI Europe ETF. This example assumes that MSCI Europe ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

MSCI Europe ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an MSCI Europe ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy MSCI Europe ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although MSCI Europe ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of MSCI Europe ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of MSCI Europe ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard European Stock Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.37% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.35% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

The Fund's Institutional Plus Shares began operations on December 13, 2010. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard European Stock Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.44% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.35% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard European Stock Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.33% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.36% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard European Stock Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard European Stock Index Fund Signal Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.38% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.34% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard European Stock Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard European Stock Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding compaines. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.33% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.36% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Europe Index. The MSCI Europe Index is made up of approximately 460 common stocks of companies located in 16 European countries-mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 34%, 16%, 13%, and 12%, respectively, of the Index's market capitalization, as of October 31, 2011). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to four countries (the United Kingdom, France, Switzerland, and Germany) subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard European Stock Index Fund Signal Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Sharess compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 26.38% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -23.34% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.18%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 18, 1990
2002	rr_AnnualReturn2002	(17.95%)
2003	rr_AnnualReturn2003	38.70%
2004	rr_AnnualReturn2004	20.86%
2005	rr_AnnualReturn2005	9.26%
2006	rr_AnnualReturn2006	33.42%
2007	rr_AnnualReturn2007	13.82%
2008	rr_AnnualReturn2008	(44.73%)
2009	rr_AnnualReturn2009	31.91%
2010	rr_AnnualReturn2010	4.91%
2011	rr_AnnualReturn2011	(11.60%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.33%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.36%)
One Year	rr_AverageAnnualReturnYear01	(11.60%)
Five Years	rr_AverageAnnualReturnYear05	(5.10%)
Ten Years	rr_AverageAnnualReturnYear10	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 1990
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 15, 2000
2002	rr_AnnualReturn2002	(17.82%)
2003	rr_AnnualReturn2003	38.89%
2004	rr_AnnualReturn2004	21.05%
2005	rr_AnnualReturn2005	9.44%
2006	rr_AnnualReturn2006	33.64%
2007	rr_AnnualReturn2007	13.96%
2008	rr_AnnualReturn2008	(44.64%)
2009	rr_AnnualReturn2009	32.09%
2010	rr_AnnualReturn2010	5.07%
2011	rr_AnnualReturn2011	(11.47%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
One Year	rr_AverageAnnualReturnYear01	(11.47%)
Five Years	rr_AverageAnnualReturnYear05	(4.97%)
Ten Years	rr_AverageAnnualReturnYear10	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2000
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
One Year	rr_AverageAnnualReturnYear01	(11.49%)
Five Years	rr_AverageAnnualReturnYear05	(5.00%)
Ten Years	rr_AverageAnnualReturnYear10	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 13, 2001
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 4, 2005
2006	rr_AnnualReturn2006	33.57%
2007	rr_AnnualReturn2007	13.93%
2008	rr_AnnualReturn2008	(44.66%)
2009	rr_AnnualReturn2009	32.04%
2010	rr_AnnualReturn2010	5.01%
2011	rr_AnnualReturn2011	(11.49%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.37%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
One Year	rr_AverageAnnualReturnYear01	(11.49%)
Five Years	rr_AverageAnnualReturnYear05	(5.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2005
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 6, 2006
2007	rr_AnnualReturn2007	13.93%
2008	rr_AnnualReturn2008	(44.67%)
2009	rr_AnnualReturn2009	32.01%
2010	rr_AnnualReturn2010	5.02%
2011	rr_AnnualReturn2011	(11.46%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.38%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(23.34%)
One Year	rr_AverageAnnualReturnYear01	(11.46%)
Five Years	rr_AverageAnnualReturnYear05	(5.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 6, 2006
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Vanguard FTSE All-World ex-US Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in FTSE All-World ex-US ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE All-World ex-US ETF. This example assumes that FTSE All-World ex-US ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

FTSE All-World ex-US ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a FTSE All-World ex-US ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy FTSE All-World ex-US ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although FTSE All-World ex-US ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of FTSE All-World ex-US ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of FTSE All-World ex-US ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.11% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.93% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

The Fund's Institutional Plus Shares began operations on December 16, 2010. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares began operations on December 16, 2010. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.14% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.91% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.96% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard FTSE All-World ex-US Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2011, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

Because there is no calendar-year performance information for the Fund's Investor Shares, the information presented in the bar chart and table reflects the performance of the DETERMINE IN BL of Vanguard FTSE All-World ex-US Index. (DETERMINE IN BL are offered through a separate prospectus.)

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is not a full calendar-year perfomance for the Fund's Admiral Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard FTSE All-World ex-US Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Admiral Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.96% (quarter ended December 31, 2008 ).

Bar Chart Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus

The bar chart shows how the performance of the Fund's DETERMINE IN BL has varied from one calendar year to another over the periods shown. The Fund's Admiral Shares Shares were not available during the time periods shown.

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes
Vanguard FTSE All-World ex-US Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets outside of the United States.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	6.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE All-World ex US Index, a free-float- adjusted, market-capitalization-weighted index designed to measure equity market performance of international markets. The Index includes approximately 2,270 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the United Kingdom, Japan, Canada, France, and Australia made up approximately 15%, 14%, 7%, 7%, and 6%, respectively, of the Index's market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE All-World ex-US Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE All-World ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 28.16% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -21.96% (quarter ended December 31, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended December 31, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.29%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.35%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	36
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	113
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	197
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	443
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 8, 2007
2008	rr_AnnualReturn2008	(44.09%)
2009	rr_AnnualReturn2009	38.69%
2010	rr_AnnualReturn2010	11.69%
2011	rr_AnnualReturn2011	(14.41%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.16%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
One Year	rr_AverageAnnualReturnYear01	(14.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 8, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.13%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	13
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	42
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	73
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	166
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr 30, 2007
2008	rr_AnnualReturn2008	(43.96%)
2009	rr_AnnualReturn2009	39.01%
2010	rr_AnnualReturn2010	11.93%
2011	rr_AnnualReturn2011	(14.21%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.14%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.91%)
One Year	rr_AverageAnnualReturnYear01	(14.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.18%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	18
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	58
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	101
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	230
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 2, 2007
2008	rr_AnnualReturn2008	(44.02%)
2009	rr_AnnualReturn2009	38.89%
2010	rr_AnnualReturn2010	11.85%
2011	rr_AnnualReturn2011	(14.25%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.11%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
One Year	rr_AverageAnnualReturnYear01	(14.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
One Year	rr_AverageAnnualReturnYear01	(14.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2010
Vanguard FTSE All-World ex-US Small-Cap Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	37.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in FTSE All-World ex-US Small-Cap ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in FTSE All-World ex-US Small-Cap ETF. This example assumes that FTSE All-World ex-US Small-Cap ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,100 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the largest markets covered in the Index were Canada, the United Kingdom, Japan, Taiwan, and Australia (which made up approximately 15%, 14%, 13%, 6%, and 6%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the Index and by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 2,800 stocks of the 3,100 contained within the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

FTSE All-World ex-US Small-Cap ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a FTSE All-World ex-US Small-Cap ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy FTSE All-World ex-US Small-Cap ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although FTSE All-World ex-US Small-Cap ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of FTSE All-World ex-US Small-Cap ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of FTSE All-World ex-US Small-Cap ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The bar chart shows the performance of the Fund's ETF Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's ETF Shares (based on NAV) (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE Global Small Cap ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.23% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -22.25% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Small-Cap Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies..
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	37.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.75% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,100 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the largest markets covered in the Index were Canada, the United Kingdom, Japan, Taiwan, and Australia (which made up approximately 15%, 14%, 13%, 6%, and 6%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the Index and by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 2,800 stocks of the 3,100 contained within the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The bar chart shows the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE All-World ex-US Small-Cap Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE Global Small Cap ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.25% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -22.24% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Small-Cap Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	37.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.75% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,100 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the largest markets covered in the Index were Canada, the United Kingdom, Japan, Taiwan, and Australia (which made up approximately 15%, 14%, 13%, 6%, and 6%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the Index and by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 2,800 stocks of the 3,100 contained within the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of the Fund's taget index. which has investment characteristics similar to those of the Fund.. FTSE Global Small Cap ex US Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.15% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -22.30% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of international small-cap companies.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	37.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.75% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the FTSE Global Small Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. The Index includes approximately 3,100 stocks of companies located in 46 countries, including both developed and emerging markets. As of October 31, 2010, the largest markets covered in the Index were Canada, the United Kingdom, Japan, Taiwan, and Australia (which made up approximately 15%, 14%, 13%, 6%, and 6%, respectively, of the Index's market capitalization). The Fund attempts to sample the target index by investing all, or substantially all, of its assets in common stocks in the Index and by holding a representative sample of securities that resembles the full Index in terms of key risk factors and other characteristics. These factors include industry ratings, country ratings, market capitalization, and other financial characteristics of stocks. The Fund holds approximately 2,800 stocks of the 3,100 contained within the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Investment style risk, which is the chance that returns from non-U.S. small-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. FTSE Global Small Cap ex US Index returns are adjusted for withholding taxes applicable to U.S. based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.15% (quarter ended September 30, 2010 ), and the lowest return for a quarter was -22.30% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended September 30, 2010 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fee or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.75%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.75%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.25%
1 YEAR,	rr_ExpenseExampleYear01	178
3 YEAR,	rr_ExpenseExampleYear03	240
5 YEAR,	rr_ExpenseExampleYear05	309
10 YEAR,	rr_ExpenseExampleYear10	509
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	100
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	155
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	215
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	391
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr 2, 2009
2010	rr_AnnualReturn2010	25.30%
2011	rr_AnnualReturn2011	(18.90%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.24%)
One Year	rr_AverageAnnualReturnYear01	(20.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.75%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.75%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.41%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%
1 YEAR,	rr_ExpenseExampleYear01	204
3 YEAR,	rr_ExpenseExampleYear03	319
5 YEAR,	rr_ExpenseExampleYear05	445
10 YEAR,	rr_ExpenseExampleYear10	814
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	126
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	234
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	353
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	699
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr 2, 2009
2010	rr_AnnualReturn2010	24.97%
2011	rr_AnnualReturn2011	(19.09%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.15%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.30%)
One Year	rr_AverageAnnualReturnYear01	(20.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	17.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.19%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.28%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	29
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	90
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	157
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	356
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr 2, 2009
2010	rr_AnnualReturn2010	25.26%
2011	rr_AnnualReturn2011	(18.93%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.23%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
One Year	rr_AverageAnnualReturnYear01	(18.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	18.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Vanguard Global ex-U.S. Real Estate Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Global ex-U.S. Real Estate ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Global ex-U.S. Real Estate ETF. This example assumes that Global ex-U.S. Real Estate ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Global ex-U.S. Real Estate ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Global ex-U.S. Real Estate ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Global ex-U.S. Real Estate ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Global ex-U.S. Real Estate ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained.

Trading of Global ex-U.S. Real Estate ETF Shares on Nasdaq may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Global ex-U.S. Real Estate ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2) Nasdaq officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The bar chart shows the performance of the Fund's Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's ETF Shares (based on NAV) (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.55% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Global ex-U.S. Real Estate Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

Because there is no calendar-year performance information for the Fund's Institutional Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Institutional Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Institutional Shares Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Bar Chart Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Global ex-U.S. Real Estate Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Global ex-U.S. Real Estate Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

Because there is no calendar-year performance information for the Fund's Signal Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Signal Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Signal Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable fees) compare with those of Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at www.vanguard.com or by calling 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Bar Chart Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Global ex-U.S. Real Estate Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Global ex-U.S. Real Estate Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of international real estate stocks.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

You would pay the following expenses if you did not redeem your shares (the difference being that the Fund's 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach designed to track the performance of the S&P Global ex-U.S. Property Index, a free-float-adjusted, market-capitalization-weighted index that measures the equity market performance of international real estate stocks in both developed and emerging markets. The Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs) and certain real estate management and development companies (REMDs). The Fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Industry concentration risk, which is the chance that real estate stocks will decline because of adverse developments affecting the real estate industry and real property values. Because the Fund concentrates its assets in real estate stocks, industry concentration risk is high. The real estate industry can be adversely affected by, among other things, the value of securities of issuers in the real estate industry, including REITs and REMDs, and changes in real estate values and rental income, property taxes, interest rates, and demographics.

Investment style risk, which is the chance that returns from real estate securities-which frequently are small- or mid-capitalization stocks-will trail returns from global stock markets. Historically, real estate securities have performed quite differently from the global stock markets.

Nondiversification risk, which is the chance that the Fund's performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds.

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

Because there is no calendar-year performance information for the Fund's Signal Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Global ex-U.S. Real Estate Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. Because there is no calendar-year performance information for the Fund's Signal Shares, the information presented in the bar chart and table reflects the performance of the Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund. (Investor Shares are offered through a separate prospectus.) Performance based on net asset value for the Signal Shares Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two classes differ. The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year. The table shows how the average annual total returns of the Investor Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 2.54% (quarter ended June 30, 2011 ), and the lowest return for a quarter was -20.06% (quarter ended September 30, 2011 ).

Bar Chart Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart shows the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) in their first full calendar year.
Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2011 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.35%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%
1 YEAR,	rr_ExpenseExampleYear01	102
3 YEAR,	rr_ExpenseExampleYear03	213
5 YEAR,	rr_ExpenseExampleYear05	335
10 YEAR,	rr_ExpenseExampleYear10	690
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	76
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	185
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	304
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	652
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov 1, 2010
2011	rr_AnnualReturn2011	(16.70%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.54%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.06%)
One Year	rr_AverageAnnualReturnYear01	(17.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2010
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.13%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.35%
1 YEAR,	rr_ExpenseExampleYear01	87
3 YEAR,	rr_ExpenseExampleYear03	166
5 YEAR,	rr_ExpenseExampleYear05	252
10 YEAR,	rr_ExpenseExampleYear10	506
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	61
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	137
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	221
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	467
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(0.25%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.30%
1 YEAR,	rr_ExpenseExampleYear01	82
3 YEAR,	rr_ExpenseExampleYear03	150
5 YEAR,	rr_ExpenseExampleYear05	225
10 YEAR,	rr_ExpenseExampleYear10	444
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	56
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	121
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	193
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	405
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.35%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	36
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	113
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	197
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	443
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov 1, 2010
2011	rr_AnnualReturn2011	(16.56%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.55%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.01%)
One Year	rr_AverageAnnualReturnYear01	(16.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2010
Vanguard Pacific Stock Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	4.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in MSCI Pacific ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in MSCI Pacific ETF. This example assumes that MSCI Pacific ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

MSCI Pacific ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an MSCI Pacific ETF Share typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy MSCI Pacific ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although MSCI Pacific ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of MSCI Pacific ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of MSCI Pacific ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Pacific Stock Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV)has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.96% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.86% (quarter ended September 30, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	4.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess

The Fund's Institutional Plus Shares began operations on December 13, 2010. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Pacific Stock Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. The Fund's Institutional Plus Shares began operations on December 13, 2010. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.05% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.86% (quarter ended September 30, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	4.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Pacific Stock Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.90% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.89% (quarter ended September 30, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Pacific Stock Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	4.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Pacific Stock Index Fund Signal Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.97% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.85% (quarter ended September 30, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Vanguard Pacific Stock Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	4.00%
EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2010, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Pacific Stock Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.90% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.89% (quarter ended September 30, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	4.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management'-or indexing-investment approach by investing all, or substantially all, of its assets in the common stocks included in the MSCI(r) Pacific Index. The MSCI Pacific Index consists of approximately 460 common stocks of companies located in Japan, Australia, Hong Kong, Singapore, and New Zealand. (As of October 31, 2011, Japan and Australia made up approximately 58% and 26%, respectively, of the Index's market capitalization.)

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Country/Regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. The Index's, and therefore the Fund's, heavy exposure to Japan and Australia subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Pacific Stock Index Fund Signal Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 23.97% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -17.85% (quarter ended September 30, 2008 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2008 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 18, 1990
2002	rr_AnnualReturn2002	(9.32%)
2003	rr_AnnualReturn2003	38.42%
2004	rr_AnnualReturn2004	18.83%
2005	rr_AnnualReturn2005	22.59%
2006	rr_AnnualReturn2006	11.99%
2007	rr_AnnualReturn2007	4.78%
2008	rr_AnnualReturn2008	(34.36%)
2009	rr_AnnualReturn2009	21.18%
2010	rr_AnnualReturn2010	15.77%
2011	rr_AnnualReturn2011	(14.00%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.90%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.89%)
One Year	rr_AverageAnnualReturnYear01	(14.00%)
Five Years	rr_AverageAnnualReturnYear05	(3.66%)
Ten Years	rr_AverageAnnualReturnYear10	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 18, 1990
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 15, 2000
2002	rr_AnnualReturn2002	(9.19%)
2003	rr_AnnualReturn2003	38.65%
2004	rr_AnnualReturn2004	19.00%
2005	rr_AnnualReturn2005	22.87%
2006	rr_AnnualReturn2006	12.21%
2007	rr_AnnualReturn2007	4.81%
2008	rr_AnnualReturn2008	(34.18%)
2009	rr_AnnualReturn2009	21.19%
2010	rr_AnnualReturn2010	16.03%
2011	rr_AnnualReturn2011	(13.83%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.05%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.86%)
One Year	rr_AverageAnnualReturnYear01	(13.83%)
Five Years	rr_AverageAnnualReturnYear05	(3.52%)
Ten Years	rr_AverageAnnualReturnYear10	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2000
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.11%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
One Year	rr_AverageAnnualReturnYear01	(13.89%)
Five Years	rr_AverageAnnualReturnYear05	(3.56%)
Ten Years	rr_AverageAnnualReturnYear10	5.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 13, 2001
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar 4, 2005
2006	rr_AnnualReturn2006	12.10%
2007	rr_AnnualReturn2007	4.85%
2008	rr_AnnualReturn2008	(34.24%)
2009	rr_AnnualReturn2009	21.25%
2010	rr_AnnualReturn2010	15.91%
2011	rr_AnnualReturn2011	(13.89%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.96%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.86%)
One Year	rr_AverageAnnualReturnYear01	(13.89%)
Five Years	rr_AverageAnnualReturnYear05	(3.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 4, 2005
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.14%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	14
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	45
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	79
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	179
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 4, 2007
2008	rr_AnnualReturn2008	(34.26%)
2009	rr_AnnualReturn2009	21.26%
2010	rr_AnnualReturn2010	15.91%
2011	rr_AnnualReturn2011	(13.89%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.97%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.85%)
One Year	rr_AverageAnnualReturnYear01	(13.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2007
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Vanguard Total World Stock Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Total World Stock ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Total World Stock ETF. This example assumes that Total World Stock ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Total World Stock ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of a Total World Stock ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Total World Stock ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Total World Stock ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Total World Stock ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Total World Stock ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Total World Stock Index Fund ETF Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.65% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.17% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Total World Stock Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Total World Stock Index Fund Institutional Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares(reflects no deduction for fees or expenses)has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.65% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.17% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Total World Stock Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Total World Stock Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.58% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.20% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Vanguard Total World Stock Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.
Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10%.

PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	10.00%
EXAMPLE	rr_ExpenseExampleHeading	Example
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs a 'passive management' -or indexing-investment approach designed to track the performance of the FTSE Global All Cap Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. The Index includes approximately 7,400 stocks of companies located in 47 countries, including both developed and emerging markets. As of November 30, 2011, the largest markets covered in the Index were the United States, the United Kingdom, Japan, Canada, and France (which made up approximately 45%, 8%, 7%, 4%, and 3%, respectively, of the Index's market capitalization). The Fund typically holds approximately 5,000 of the stocks that make up its target index (covering nearly 98% of the Index's total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund's performance could be hurt by:

Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund's investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund's target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

Investment style risk, which is the chance that returns from small- and mid-capitalization stocks (to the extent that the Fund's assets are invested in small- and mid-cap stocks) will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

Country/regional risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund's performance may be hurt disproportionately by the poor performance of its investments in that area.

Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Past Performance Does Not Indiciate Future Returns	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart	rr_BarChartHeading	Annual Total Returns - Vanguard Total World Stock Index Fund Investor Shares
Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor SharesFund's Investor Shareshas varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.58% (quarter ended June 30, 2009 ), and the lowest return for a quarter was -18.20% (quarter ended September 30, 2011 ).

Highest Quarterly Return Label	rr_HighestQuarterlyReturnLabel	(quarter ended June 30, 2009 )
Lowest Quarterly Return Label	rr_LowestQuarterlyReturnLabel	(quarter ended September 30, 2011 )
Bar Chart and Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.33%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	41
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	128
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	224
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	505
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 26, 2008
2009	rr_AnnualReturn2009	33.30%
2010	rr_AnnualReturn2010	12.87%
2011	rr_AnnualReturn2011	(7.88%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.58%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(18.20%)
One Year	rr_AverageAnnualReturnYear01	(7.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.14%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Oct 9, 2008
2009	rr_AnnualReturn2009	33.67%
2010	rr_AnnualReturn2010	13.08%
2011	rr_AnnualReturn2011	(7.71%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.65%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(18.17%)
One Year	rr_AverageAnnualReturnYear01	(7.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 9, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.15%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.22%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	23
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	71
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	124
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	280
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun 24, 2008
2009	rr_AnnualReturn2009	33.62%
2010	rr_AnnualReturn2010	13.05%
2011	rr_AnnualReturn2011	(7.71%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.65%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(18.17%)
One Year	rr_AverageAnnualReturnYear01	(7.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 24, 2008
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.06%)
Five Years	rr_AverageAnnualReturnYear05	(5.20%)
Ten Years	rr_AverageAnnualReturnYear10	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.06%)
Five Years	rr_AverageAnnualReturnYear05	(5.20%)
Ten Years	rr_AverageAnnualReturnYear10	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.06%)
Five Years	rr_AverageAnnualReturnYear05	(5.20%)
Ten Years	rr_AverageAnnualReturnYear10	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.06%)
Five Years	rr_AverageAnnualReturnYear05	(5.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(11.06%)
Five Years	rr_AverageAnnualReturnYear05	(5.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.07%)
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.74%)
Five Years	rr_AverageAnnualReturnYear05	(3.63%)
Ten Years	rr_AverageAnnualReturnYear10	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.74%)
Five Years	rr_AverageAnnualReturnYear05	(3.63%)
Ten Years	rr_AverageAnnualReturnYear10	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.74%)
Five Years	rr_AverageAnnualReturnYear05	(3.63%)
Ten Years	rr_AverageAnnualReturnYear10	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.74%)
Five Years	rr_AverageAnnualReturnYear05	(3.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.52%)
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Ten Years	rr_AverageAnnualReturnYear10	13.76%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Ten Years	rr_AverageAnnualReturnYear10	13.76%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Ten Years	rr_AverageAnnualReturnYear10	13.86%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Ten Years	rr_AverageAnnualReturnYear10	13.86%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.42%)
Five Years	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.45%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares | Participant
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares | Participant:
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares | Retail
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.19%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.23%)
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.33%)
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.59%)
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.07%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.07%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.07%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.35%)
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(16.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.35%)
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.28%)
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.53%)

Uncategorized Items
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